SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 40,114	249,912	$ 41,306	257,345	500,618	473,448	$ 16,623	103,561	$ 13,927	86,769	117,692	134,828
Investment in available-for-sale securities	46,547	289,995		245,090			43,215	269,235		225,488
Prepaid expenses and other current assets	5,696	35,485		8,561			67	420		95
Amounts due from subsidiaries							57,314	357,073		357,190
Total current assets	96,021	598,220		525,506			117,219	730,289		669,542
Investments in subsidiaries	1,860	11,590		11,590			45,779	285,210		283,585
TOTAL ASSETS	224,082	1,396,056		1,282,124			162,998	1,015,499		953,127
LIABILITIES AND SHAREHOLDERS' EQUITY
Option liabilities	1,981	12,344		7,932			1,981	12,344		7,932
Other payables							1,216	7,572		3,206
Amounts due to subsidiaries							1,055	6,574		6,569
Total current liabilities	12,215	76,094		51,663			4,252	26,490		17,707
Shareholders' equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share: 8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012, respectively	159	988		982			159	988		982
Additional paid-in capital	148,612	925,870		923,829			148,612	925,870		923,829
Retained earnings	12,730	79,312		78,478			20,271	126,295		57,746
Accumulated other comprehensive loss	(10,296)	(64,144)		(47,137)			(10,296)	(64,144)		(47,137)
Total shareholders' equity	166,769	1,038,996		985,404	948,825	922,336	158,746	989,009		935,420	948,825	922,425
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 224,082	1,396,056		1,282,124			$ 162,998	1,015,499		953,127